Share capital	12 Months Ended
Dec. 31, 2018
Equity [Abstract]
Share capital

19Share capital

	Number of shares	Share capital RMB’million	Additional paid-in capital RMB’million
Balance January 1, 2016 '(US$0.000083 par value; 1,800,000,000 shares authorized)	1,290,862,550	1	-
Issuance of ordinary shares for the reverse acquisition (Note 24(a))	1,080,239,767	1	17,992
Issuance of stock ordinary shares (note (i))	172,712,345	-	2,071
Balance December 31, 2016 '(US$0.000083 par value; 4,800,000,000 shares authorized)	2,543,814,662	2	20,063
Issuance of ordinary shares (note (i))	15,939,000	-	-
Issuance of stock dividend (Note 14)	88,726,036	-	-
Exercise of share options (note (i))	39,262,654	-	79
Issuance of ordinary shares in exchange for ordinary shares in an investee (Note 14)	282,830,698	-	7,547
Distribution to Tencent (Note 14)	-	-	(3,774)
Balance December 31, 2017 '(US$0.000083 par value; 4,800,000,000 shares authorized)	2,970,573,050	2	23,915
Issuance of ordinary shares (note ii)	97,381,238	-	2,433
Issuance of ordinary shares for acquiring the remaining interest in UEC (Note 25)	23,084,008	-	1,027
Issuance of puttable ordinary (note iii)	24,757,517	-	-
Issuance of ordinary shares to Music Label Partners (note iv)	68,131,015	-	2,905
Issuance of ordinary shares upon initial public offering (note v)	82,059,658	-	3,496
Balance December 31, 2018 (US$0.000083 par value; 4,800,000,000 shares authorized)	3,265,986,486	2	33,776

As of December 31, 2018, analysis of the Company’s issued shares is as follows:

	Number of shares	Share capital RMB’million
Class A ordinary shares	609,770,009	-
Class B ordinary shares	2,656,216,477	2
	3,265,986,486	2

19	Share capital (Continued)

Notes:

(i)	These shares rank pari passu in all respects with the shares in issue.
(ii)

During January to March 2018, 97,318,238 ordinary shares of the Company were allotted and issued to certain existing shareholders and new financial investors for an aggregated consideration of US$382 million (equivalents to approximately RMB2,433 million). These shares rank pari passu in all respects with the shares in issue. The excess over the par value was credited to the additional paid-in capital.

(iii)	Issuance of puttable ordinary shares

During January to March 2018, the Company allotted and issued 24,757,517 ordinary shares of the Company to certain investors for an aggregate consideration of US$123 million (equivalents to approximately RMB775 million). The consideration comprised cash proceeds of US$67 million (equivalents to approximately RMB422 million) and business cooperation arrangements, in form of contents cooperation, valued at approximately US$56 million (equivalents to approximately RMB353 million).

These shares rank pari passu in all respects with the shares in issue except that there is lock up period of 3 years on these shares and the holders have the right to sell their shares to the Company during the lock up period at a pre-determined price (“Put Right”). This arrangement is accounted for as compound instrument under share-based compensation arrangement with debt component, representing the holders’ right to demand payment by exercise the Put Right, which is accounted for as cash-settled share-based compensation and the residual is equity component accounted for as equity-settled shared-based compensation.

The present value of the outflows of cash in relation to the Put Right of approximately US$67 million (equivalents to approximately RMB422 million) is recognized as a liability (Note 22) and subsequently measured at fair value. The residual balance of approximately US$56 million (equivalents to approximately RMB353 million) is accounted for as an equity-settled share-based compensation and recognized in equity.

(iv)	Share Issuances to Music Label Partners

On October 3, 2018, the Company issued a total of 68,131,015 ordinary shares to WMG China LLC (“Warner”), an affiliate of Warner Music Group, and Sony Music Entertainment (“Sony”) for an aggregate cash consideration of approximately US$200 million. Under the share subscription agreements, shares held by Warner and certain shares held by Sony are subject to a lock-up until the earlier of the third anniversary of the completion of the IPO of the Company or October 1, 2021, subject to limited exceptions. The remaining shares held by Sony are subject to a lock-up until the earlier of the end of 180 days after the Company’s prospectus issued on December 12, 2018 or April 1, 2019, subject to limited exceptions. Warner and Sony can request the Company to repurchase the shares held by them at their subscription price if there is no qualified IPO by the end of 2019.

The Company expects this share issuance will help deepen its strategic cooperation with its major music label partners and better align the interests with them to create long-term value. The excess fair value of the shares issued, taking into account the related terms and conditions, over the consideration received of approximately US$221 million (equivalents to approximately RMB1,519 million) was accounted for as share-based accounting charge expensed immediately upon the share issuances under IFRS 2 “Share-based Payment”.

19	Share capital (Continued)

Notes: (Continued)

(v)	Dual-class ordinary share structure

The Company adopted a dual-class ordinary share structure effective immediately prior to the completion of the IPO.

Ordinary shares of the Company are divided into Class A ordinary shares and Class B ordinary shares. Holders of the Class A ordinary shares and Class B ordinary shares will have the same rights except for voting and conversion rights. Each Class A ordinary share is entitled to one vote, and each Class B ordinary share is entitled to 15 votes and is convertible into one Class A ordinary share. Each Class B ordinary share is convertible into one Class A ordinary share at any time by the holder thereof, while Class A ordinary shares are not convertible into Class B ordinary shares under any circumstances. Upon any sale, transfer, assignment or disposition of any Class B ordinary shares by a holder thereof to any non-affiliate to such holder, each of such Class B ordinary share will be immediately converted into one Class A ordinary share.

All the Company’s issued ordinary shares held by the Company’s shareholders other than the then existing shareholders as of December 8, 2017 and its respective affiliates that holding any ordinary shares in the Company immediately prior to the completion of the IPO (“Pre-2018 Shareholders”) have been re-designated as Class A ordinary shares, and all issued ordinary shares held by the Pre-2018 Shareholders have been re-designated as Class B ordinary shares immediately prior to the completion of the IPO.

On December 12, 2018, 41,029,829 ADSs were offered by the Company upon the listing of the ADSs on the New York Stock Exchange (the “Offering”), which represented 82,059,658 Class A ordinary shares of the Company.